Note Stockholders' equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income				a minimum of 10% of BPPR’s net income
Equity Restrictions	$ 540,000		$ 513,000	$ 540,000	$ 513,000	$ 495,000
Transfers To Statutory Reserve				0	0	0
Dividends, Common Stock, Cash				$ 102,136	$ 62,234	$ 31,076
Common Stock Dividends Per Share Declared	$ 0.25		$ 0.15	$ 1	$ 0.6	$ 0.3
Dividends Payable	$ 25,500		$ 15,600	$ 25,500	$ 15,600	$ 15,500
Stock Repurchase Program Authorized Amount		$ 75,000
Treasury Stock Value Acquired Cost Method				77,420	2,202	2,086
Total Common Shares Repurchased Accelerated Share Repurchase Agreements		1,847,372
Dividends, Preferred Stock, Cash				$ 3,723	$ 3,723	3,723
Preferred stock, shares outstanding	2,006,391		2,006,391	2,006,391	2,006,391
Preferred stock, shares authorized	30,000,000		30,000,000	30,000,000	30,000,000
Surplus
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve				$ 27,135	$ 18,384	26,305
Payments For Repurchase Of Warrants						0
Treasury Stock Value Acquired Cost Method				$ (4,518)
Accelerate Share Repurchase Transaction
Stockholders Equity Note [Line Items]
Accelerated Share Repurchase Program Adjustment		$ 4,500
Treasury Stock Value Acquired Cost Method		$ 79,500
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25			$ 25
Preferred Stock, Liquidation Preference Per Share	$ 25			25
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.1328125
Preferred Stock, Dividend Rate, Percentage				6.375%
Dividends, Preferred Stock, Cash				$ 1,400	$ 1,400,000	$ 1,400
Preferred stock, shares outstanding	885,726		885,726	885,726	885,726	885,726
Series B Preferred Stock
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25			$ 25
Preferred Stock, Liquidation Preference Per Share	$ 25			25
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.171875
Preferred Stock, Dividend Rate, Percentage				8.25%
Dividends, Preferred Stock, Cash				$ 2,300	$ 2,300	$ 2,300
Preferred stock, shares outstanding	1,120,665		1,120,665	1,120,665	1,120,665	1,120,665